January 8, 2007



Christian Sandoe, Esq.
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD MORGAN GROWTH FUND (THE "TRUST")
     FILE NO.  2-29601
----------------------------------------------------------------

Commissioners:


We respectfully submit the enclosed 64th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Morgan Growth Fund (the "Trust"), which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated January 8, 2007, the Trust and its distributor, Vanguard Marketing Corporation, requested an accelerated effective date of Wednesday, January 31, 2007 pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as APPENDIX A.

The purposes of this Post-Effective Amendment 64 are to: (1) disclose the addition of an investment advisor to the Fund; and (2) implement a number of non-material editorial changes. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(a) filing, with a requested acceleration effective date of January 31, 2007, that will include: (1) text addressing any SEC staff comments; and (2) undated financial statements for the Trust.

We appreciate the Staff's assistance and thank you for your consideration. Please contact me at (610) 503-5854 if you have any questions or comments.


Sincerely,





Sarah A. Buescher
Senior Counsel

The Vanguard Group, Inc.


Enclosures



cc: Brion Thompson
   U.S. Securities and Exchange Commission

                                   APPENDIX A
                                    ----------

                          461(A) ACCERLERATION REQUEST
                           ----------------------------

January 8, 2007



Christian Sandoe, Esq.
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD MORGAN GROWTH FUND (THE "TRUST")
     FILE NO.  2-29601
----------------------------------------------------------------

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Morgan Growth Fund (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 64th Post-Effective Amendment
(PEA) of the Trust's registration statement on Form N-1A be accelerated to Wednesday, January 31, 2007. We filed PEA 64 of the Trust's registration statement today, January 8, 2007.


PEA 64 will reflect the addition of an investment advisor to the Fund, the addition of Signal Shares class to the Fund and the implementation of minor non-material editorial changes.





Sincerely,





VANGUARD MORGAN GROWTH FUND





-----------------------------------

Name: John J. Brennan (Heidi Stam)*

Title: President



VANGUARD MARKETING CORPORATION, Distributor





------------------------------------
Name: Amy B. Cooper

Title: Secretary



*By Power of Attorney. See File number 002-65955-99, filed on July 27, 2006.